EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EARNINGS PER SHARE [Abstract]
Weighted average number of ordinary shares outstanding - basic	77,859,000	77,859,000	77,859,000
Stock options	0	175,000	8,000
Convertible bond	0	5,769,000	0
Weighted average number of ordinary shares outstanding - diluted	77,859,000	83,803,000	77,867,000
Net (loss) income attributable to Frontline Ltd.	$ (529,601)	$ 161,407	$ 102,701
Interest expense relating to the convertible bond	0	7,228	0
Diluted net (loss) income attributable to Frontline Ltd.	$ (529,601)	$ 168,635	$ 102,701
Anti-dilutive shares	5,769,231